Capital structure and financial items - Share capital, Treasury shares and Other reserves - Specification of Other reserves (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	kr 106,561	kr 83,486	kr 70,746
Other comprehensive income, net	(1,901)	(1,160)	4,778
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	900
Balance at the end of the year	143,486	106,561	83,486
Other reserves
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	1,276	2,449	(1,714)
Other comprehensive income, net	(1,782)	(1,173)	4,163
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	900
Balance at the end of the year	(1,406)	1,276	2,449
Other reserves | Exchange rate adjustments
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	(19)	1,385	(904)
Other comprehensive income, net	3,096	(1,404)	2,289
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	0
Balance at the end of the year	3,077	(19)	1,385
Other reserves | Cash flow hedges
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	1,612	1,026	(1,740)
Other comprehensive income, net	(6,221)	586	2,766
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	1,154
Balance at the end of the year	(5,763)	1,612	1,026
Other reserves | Tax and other items
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	(317)	38	930
Other comprehensive income, net	1,343	(355)	(892)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	(254)
Balance at the end of the year	kr 1,280	kr (317)	kr 38